Risk Management (Details) - Schedule of allowance and exposure at default (EAD) of the loans - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Schedule of allowance and exposure at default (EAD) of the loans [Abstract]
Loans and account receivable	$ 224,087	$ 128,161
Allowance for ECL	$ 119,537	$ 53,741